Consolidated Statement of Cash Flows	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Cash flows from operating activities
Receipts from customers (inclusive of VAT)	$ 2,670,178	$ 1,813,980	$ 3,977,275	$ 3,149,498
Interest received	168,843	114,703	1,580	10,539
Interest paid	(22,004)	(14,948)	(31,916)	(42,327)
Payments to suppliers and employees (inclusive of VAT)	(8,209,263)	(5,576,945)	(6,540,662)	(6,301,673)
Government grants received and tax incentives	923,942	627,678	787,544	1,063,792
Net cash used in operating activities	(4,468,304)	(3,035,532)	(1,806,179)	(2,120,171)
Cash flows from investing activities
Payments for property, plant and equipment	(26,628)	(18,090)	(30,534)
Net cash used in investing activities	(26,628)	(18,090)	(30,534)
Cash flows from financing activities
Proceeds from issue of shares	22,450,965	15,252,014	3,840,000
Share issue transaction costs	(2,615,470)	(1,776,814)	(220,659)
Repayment of lease liabilities	(360,321)	(244,783)	(250,983)	(125,435)
Net cash provided by/ (used in) financing activities	19,475,174	13,230,417	3,368,358	(125,435)
Net Increase (decreased) in cash and cash equivalents and restricted cash	14,980,242	10,176,795	1,531,645	(2,245,606)
Cash and cash equivalents and restricted cash at the beginning of the financial year	3,996,300	2,714,877	2,464,655	4,710,261
Cash and cash equivalents and restricted cash at the end of the financial year	$ 18,976,542	$ 12,891,672	$ 3,996,300	$ 2,464,655

[1]	US Dollar numbers presented solely for convenience of the reader